Risk Management - Schedule of Currency Risk (Details) - Currency Risk [Member] € in Thousands, $ in Thousands, $ in Thousands	Feb. 28, 2025 EUR (€)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 SGD ($)	Feb. 29, 2024 EUR (€)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 SGD ($)
Schedule of Currency Risk [Line Items]
Trade and other receivables	€ 34,535	$ 55,354	$ 50,212	€ 5,213	$ 326,060	$ 1,306
Loan from a related party				86,824	127,802
Loans to related parties					(236,878)	(20,869)
Cash and cash equivalents	16,614	825,778	16,561	2,590	70,015	1,868
Trade and other payables	(36,366)	(4,334)	(34,472)	(5,318)	(230,793)	(15,639)
Total exposure to currency risk	€ 14,783	$ 876,798	$ 32,301	€ 89,309	$ 56,206	$ (33,334)